Consolidated Balance Sheets - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash	$ 727	$ 10,882	$ 171,871
Prepaid expenses	225,000	95,175	57,018
Total current assets	225,727	106,057	228,889
Intangible	161,170	153,434	139,800
Equipment, net	78,148	97,600	118,453
Total assets	465,045	357,091	487,142
Current liabilities
Accounts payable	1,569,751	1,278,307	529,736
Accounts payable - related party	646,602	591,870	489,535
Customer deposits - related party	400,000	400,000	400,000
Accrued payroll	93,512	33,737	14,167
Debt, current portion	506,750	697,903	40,235
Derivative liability	100,990	356,554
Total current liabilities	3,317,605	3,358,371	1,473,673
Debt, long-term portion	379,496	77,803	77,076
Total liabilities	3,697,101	3,436,174	1,550,749
Commitments and contingencies (Note 6)
Stockholders' (deficit) equity:
Preferred stock, $.001 par value; 15,000,000 shares authorized; 136 and 140 shares issued and outstanding at December 31, 2015 and 2014, respectively
Common stock, $.001 par value; 140,000,000 shares authorized; 66,600,367 and 61,439,134 shares issued and outstanding at December 31, 2015 and 2014, respectively	99,026	65,929	60,767
Additional paid-in capital	39,371,911	36,038,551	30,864,669
Common stock issuable	291,000	180,900	435,930
Common stock held in escrow	8,441	8,441	8,441
Accumulated deficit	(42,964,641)	(39,344,245)	(32,421,145)
Total Cool Technologies (deficit) equity	(3,194,263)	(3,050,424)	(1,051,338)
Noncontrolling interest in subsidiary	(37,793)	(28,659)	(12,269)
Total stockholders' (deficit) equity	(3,232,056)	(3,079,083)	(1,063,607)
Total liabilities and stockholders' (deficit) equity	$ 465,045	$ 357,091	$ 487,142